UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206, Durham, North Carolina 27707

(Address of principal executive offices)                             (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last day of February

Date of reporting period: February 29, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report 2008

For the period from July 6, 2007 (Date of Initial Public Investment)

to February 29, 2008

NCM CAPITAL MID-CAP GROWTH FUND

NO LOAD CLASS SHARES

INVESTOR CLASS SHARES

RETAIL CLASS SHARES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the NCM Capital Mid-Cap Growth Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-866-515-4626.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the NCM Capital Mid-Cap Growth Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: manager risk, market risk, mid-cap securities risk, investment style risk, issuer risk, and short-term investments risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-866-515-4626. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some point or all points during the period by waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about April 29, 2008.

For More Information on Your NCM Capital Mid-Cap Growth Fund:

See Our Web site @ www.ncmcapital.com

or

Call Our Shareholder Services Group Toll-Free at 1-866-515-4626.

April 22, 2008

Dear Shareholder,

General Market Overview

Over the past few months we’ve seen volatility increase in the equity markets. The VIX Index (the Chicago Board Options Exchange Volatility Index) has risen from 10 to 30 in less than a year. However, this volatility should be put into perspective. A year ago when the VIX was around 10; it was an unusually calm time period. This decade, the VIX has averaged around 20. Another point of reference is 1998 when the VIX was as high as 45 when the Russian Financial Crisis caused the Long-Term Capital Management failure and rose again to 45 in 2002 at the trough of the tech sector meltdown. Thus, it is quite possible that volatility could continue to rise further.

There have been a lot of problems within the financial services sector recently. While we have taken our fair share of bumps and bruises, we have managed to avoid some of the high-profile disasters. We cannot guarantee that we will avoid future land mines, as there will surely be more to come, we can however mitigate any future missteps by implementing our investment process and risk controls.

In the financial sector, we have been focusing on companies that are well-positioned to withstand the credit crisis. We favor companies with excess capital and ample liquidity sources, as this has been the primary driver of financial stocks recently, rather than fundamentals. As the collapse of Bear Stearns illustrated, a profitable firm can quickly run into trouble if its liquidity sources dry up. During volatile periods, we believe that having a strong management team is particularly important and will likely be a differentiating factor this year for financial firms.

Many financial firms, particularly banks and brokers, have taken significant write-down’s in recent quarters due to their exposure to subprime mortgage and other areas. In addition, credit quality in housing-related areas (mortgage, residential construction, and home equity) continues to deteriorate at an accelerating pace, leading to higher credit costs. Thus, we favor companies that have less relative real estate-related exposure, until we get more clarity on the outlook for the housing industry.

Fund Highlights

Highlights for the fund since inception were in Consumer Discretionary and Telecom Services sectors benefitting from our stock selection in names such as Priceline.com experiencing global bookings growth and Millicom Intl Cellular growing via global wireless penetration.  Other strong contributors were McDermott International from global oil and gas infrastructure demand and MGI Pharma from a strong drug pipeline.  We did see weakness in sectors such as Information Technology mainly due to a financial information services stock and Energy due to our natural gas vs. international oil focus.  Overall our beta has been slightly higher than the market which benefitted us early, but hindered performance since the start of the 2008.

The market has been volatile and will likely remain volatile for all of 2008, but no matter how the overall market performs, we feel there are always unique growth opportunities and we will continue to constantly analyze the entire Mid-Cap universe to find what we believe to be the best individual growth stocks in which to invest. Currently we are focused on quality earnings in a number of unique growth companies in areas such as fertilizers, steel, energy, global infrastructure, product driven consumer stocks and strong pipeline health care companies.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-866-515-4626. The prospectus should be read carefully before investing.

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: manager risk, market risk, mid-cap securities risk, investment style risk, and issuer risk. More information about these risks and other risks can be found in the Fund’s prospectus.

NCM Capital Advisers, Inc. is a registered investment adviser. More information about the about the adviser can be obtained by visiting www.ncmcapital.com.

Statements that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

NCM CAPITAL MID-CAP GROWTH FUND – No Load Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008

Performance Returns for the period from July 6, 2007 (Date of Initial Investment) to February 29, 2008.

Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment	Gross Expense Ratio
NCM Capital Mid-Cap Growth Fund No Load	(9.90%)	$9,010	3.76%
Russell Mid-Cap Growth Index	(11.54%)	$8,846
* The Fund’s inception date – July 06, 2007 (Date of Initial Public Investment).

                     NCM Capital

                      Mid-Cap Growth Fund    Russell Mid-Cap

                       No Load Shares                Growth Index

     7/6/2007                  10,000                         10,000

   7/31/2007                    9,710                            9,501

   8/31/2007                    9,850                            9,552

   9/30/2007                  10,220                            9,927

 10/31/2007                  10,800                           10,180

 11/30/2007                  10,110                             9,732

 12/31/2007                  10,350                            9,759

   1/31/2008                    9,260                            8,983

   2/29/2008                    9,010                            8,846

This graph assumes an initial investment of $10,000 at July 06, 2007 (Date of Initial Public Investment). All dividends and distributions are reinvested, if any. This graph depicts the performance of the NCM Capital Mid-Cap Growth Fund - No Load Shares (the “Fund”) versus the Russell Mid-Cap Growth Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a No Load Class shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period*
Actual	$1,000.00	$914.70	$7.38
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.77

* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.55%. The values under “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six month period).

NCM CAPITAL MID-CAP GROWTH FUND – Investor Class Shares

Performance Update - $1,500,000 Investment (Unaudited)

For the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008

Performance Returns for the period from July 6, 2007 (Date of Initial Investment) to February 29, 2008.

Cumulative Total Investment Returns	Since Inception*	Final Value of $1,500,000 Investment	Gross Expense Ratio
NCM Capital Mid-Cap Growth Fund Investor Class	(10.00%)	$1,350,000	3.91%
Russell Mid-Cap Growth Index	(11.54%)	$1,326,933
* The Fund’s inception date – July 06, 2007 (Date of Initial Public Investment).

                               NCM Capital

                      Mid-Cap Growth Fund            Russell Mid-Cap

                         Class Shares                            Growth Index

     7/6/2007                  1,500,000                                  1,500,000

   7/31/2007                  1,456,500                                1,425,102

   8/31/2007                  1,476,000                                 1,432,818

   9/30/2007                  1,531,500                                 1,489,037

 10/31/2007                  1,618,500                                 1,527,011

 11/30/2007                  1,515,000                                  1,459,767

 12/31/2007                  1,551,000                                 1,463,779

   1/31/2008                  1,387,500                                 1,347,463

   2/29/2008                  1,350,000                                 1,326,933

This graph assumes an initial investment of $1,500,000 at July 06, 2007 (Date of Initial Public Investment). All dividends and distributions are reinvested, if any. This graph depicts the performance of the NCM Capital Mid-Cap Growth Fund - Investor Class Shares (the “Fund”) versus the Russell Mid-Cap Growth Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As an Investor Class shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period*
Actual	$1,000.00	$914.60	$8.09
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.52

* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.70%. The values under “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six month period).

NCM CAPITAL MID-CAP GROWTH FUND – Retail Class Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008

Performance Returns for the period from July 6, 2007 (Date of Initial Investment) to February 29, 2008.

Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment	Gross Expense Ratio
NCM Capital Mid-Cap Growth Fund Retail Class - No Sales Load	(9.90%)	$9,010	3.76%
NCM Capital Mid-Cap Growth Fund Class A - 4.5% Maximum Sales Load	(13.95%)	$8,605
Russell Mid-Cap Growth Index	(11.54%)	$8,846
* The Fund’s inception date – July 6, 2007 (Date of Initial Public Investment).

                           NCM Capital

                       Mid-Cap Growth

                           Fund - Retail     Russell Mid-Cap

                         Class Shares        Growth Index

     7/6/2007             10,000                 10,000

  7/31/2007                9,273                   9,501

  8/31/2007                9,407                   9,552

  9/30/2007                9,760                   9,927

10/31/2007              10,304                 10,180

11/30/2007                9,655                   9,732

12/31/2007                9,884                   9,759

  1/31/2008                8,834                   8,983

  2/29/2008                8,605                  8 ,846

This graph assumes an initial investment of $10,000 ($9,550 after maximum sales load of 4.50%) at July 6, 2007 (Date of Initial Public Investment). All dividends and distributions are reinvested, if any. This graph depicts the performance of the NCM Capital Mid-Cap Growth Fund - Retail Class Shares (the “Fund”) versus the Russell Mid-Cap Growth Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a Retail Class shareholder of the Fund, you incur two types of costs: (1) transactional costs, which may include sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last two lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period*
Actual	$1,000.00	$914.70	$7.38
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.77

* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.55%. The values under “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six month period).

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments

As of February 29, 2008
Shares	Market Value (Note 1)	Shares	Market Value(Note 1)

COMMON STOCK - 92.50%	Healthcare - Products - 5.83%
C.R. Bard, Inc.	160	$ 15,166
Aerospace/Defense - 4.30%	*	Hologic, Inc.	155	9,348
*	BE Aerospace, Inc.	254	$ 8,712	*	Inverness Medical
Rockwell Collins, Inc.	241	14,195	Innovations, Inc.	223	6,500
22,907	31,014
Beverages - 2.67%	Healthcare - Services - 2.71%
*	Hansen Natural Corporation	343	14,235	*	Humana Inc.	211	14,418

Biotechnology - 2.05%	Insurance - 1.57%
*	Millipore Corporation	156	10,904	*	ProAssurance Corporation	157	8,348

Chemicals - 2.04%	Internet - 7.01%
CF Industries Holdings, Inc.	89	10,865	*	CNET Networks, Inc.	1,371	9,953
*	Equinix, Inc.	161	11,165
Commercial Services - 2.82%	*	Priceline.com Incorporated	142	16,191
Manpower Inc.	173	9,809	37,309
Watson Wyatt	Machinery - Construction & Mining - 2.40%
Worldwide Inc.	98	5,199	Joy Global Inc.	192	12,743
15,008
Computers - 2.37%	Machinery - Diversified - 4.23%
*	Western Digital Corporation	409	12,626	Flowserve Corporation	94	10,237
The Manitowoc Company, Inc.	301	12,263
Distribution/Wholesale - 2.14%	22,500
*	Tech Data Corporation	341	11,372	Media - 2.30%
*	Liberty Global, Inc.	326	12,258
Diversified Financial Services - 8.30%
*	Affiliated Managers Group, Inc.	103	9,924	Oil & Gas - 5.73%
Invesco Limited	410	10,500	Cimarex Energy Co.	127	6,693
*	Investment Technology Group, Inc.	220	10,248	ENSCO International Incorporated	147	8,796
*	The Nasdaq OMX Group, Inc.	326	13,532	Murphy Oil Corporation	187	15,031
44,204	30,520
Electric - 2.30%	Packaging & Containers - 1.25%
ITC Holding Corporation	230	12,259	Packaging Corp of America	292	6,655

Electronics - 2.50%	Pharmaceuticals - 2.63%
*	Flextronics International Ltd.	1,311	13,294	*	OSI Pharmaceuticals, Inc.	242	8,700
*	Sepracor Inc.	247	5,303
Engineering & Construction - 2.31%	14,003
*	McDermott International, Inc.	235	12,272	Pipelines - 3.97%
The Williams Companies, Inc.	587	21,144
Entertainment - 2.81%
*	Bally Technologies Inc.	395	14,974

Hand/Machine Tools - 2.40%
Snap-on Incorporated	256	12,780	(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments

As of February 29, 2008
		Shares	Market Value (Note 1)

COMMON STOCK - (CONTINUED)				Summary of Investments by Industry
					% of Net Assets	Market Value
Retail - 3.59%				Industry
	Guess ?, Inc.	232	$ 9,542	Aerospace/Defense	4.30%	$ 22,907
	Longs Drug Stores Corporation	199	9,558	Beverages	2.67%	14,235
			19,100	Biotechnology	2.05%	10,904
Software - 2.20%				Chemicals	2.04%	10,865
*	Nuance Communications, Inc.	713	11,729	Commercial Services	2.82%	15,008
				Computers	2.37%	12,626
Telecommunications - 7.06%				Distribution/Wholesale	2.14%	11,372
	Harris Corporation	271	13,233	Diversified Financial Services	8.30%	44,204
*	Millicom International			Electric	2.30%	12,259
	Cellular S.A.	169	18,674	Electronics	2.50%	13,294
	Telephone & Data Systems, Inc.	132	5,689	Engineering & Construction	2.31%	12,272
			37,596	Entertainment	2.81%	14,974
Transportation - 1.01%				Hand/Machine Tools	2.40%	12,780
*	Gulfmark Offshore, Inc.	106	5,370	Healthcare - Products	5.83%	31,014
				Healthcare - Services	2.71%	14,418
Total Common Stocks (Cost $511,342)			492,407	Insurance	1.57%	8,348
				Internet	7.01%	37,309
INVESTMENT COMPANY - 3.31%				Investment Company	3.31%	17,617
§	Evergreen Money Market Fund, 3.34%			Machinery - Construction & Mining	2.40%	12,743
	(Cost $17,617)	17,617	17,617	Machinery - Diversified	4.23%	22,500
				Media	2.30%	12,258
Total Investments (Cost $528,959) - 95.81%			$ 510,024	Oil & Gas	5.73%	30,520
Other Assets Less Liabilities - 4.19%			22,301	Packaging & Containers	1.25%	6,655
				Pharmaceuticals	2.63%	14,003
Net Assets - 100.00%			$ 532,325	Pipelines	3.97%	21,144
				Retail	3.59%	19,100
*	Non-income producing investment.			Software	2.20%	11,729
§	Represents 7 day effective yield at February 29, 2008.			Telecommunications	7.06%	37,596
				Transportation	1.01%	5,370
The following acronym is used in this portfolio:				Total	95.81%	$ 510,024

SA - Societe Anonyme (Luxembourg)

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Statement of Assets and Liabilities

As of February 29, 2008

Assets:
Investments, at value (cost $528,959)	$510,024
Receivables:
Investments sold	15,832
Dividends	335
Prepaid expenses
Fund accounting fees	3,750
Compliance services fees	656
Registration & filing fees	17,661
Other expenses	600
Due from affiliates:
Adviser (note 2)	8,470

Total assets	557,328

Liabilities:
Payables:
Investments purchased	10,368
Accrued expenses
Professional fees	12,725
Other expenses	1,910

Total liabilities	25,003

Net Assets	$532,325

Net Assets Consist of:
Capital (par value and paid in surplus)	$570,066
Accumulated net realized loss on investments	(18,806)
Net unrealized depreciation on investments	(18,935)

Total Net Assets	$532,325

No Load Class Shares Outstanding, $0.001 par value (unlimited shares authorized)	49,814
Net Assets - No Load Class Shares	$448,895
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$9.01

Investor Class Shares, $0.001 par value (unlimited shares authorized)	2,000
Net Assets - Investor Class Shares	$18,000
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$9.00

Retail Class Shares, $0.001 par value (unlimited shares authorized)	7,263
Net Assets - Retail Class Shares	$65,430
Net Asset Value, Redemption Price Per Share	$9.01
Maximum Offering Price Per Share (Net Asset Value ÷ 0.955)	$9.43

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Statement of Operations

For the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008

Investment Income:
Dividends (Net of foreign tax withheld of $28)	$2,017

Total Income	2,017

Expenses:
Advisory fees (note 2)	2,563
Administration fees (note 2)	16,000
Transfer agent fees(note 2)	21,296
Fund accounting fees (note 2)	29,477
Compliance service fees(note 2)	5,061
Custody fees (note 2)	4,005
Distribution and service fees - No Load Class Shares (note 3)	618
Distribution and service fees - Investor Class Shares (note 3)	51
Distribution and service fees - Retail Class Shares (note 3)	104
Registration and filing administration fees (note 2)	15,478
Legal fees	15,050
Audit and tax preparation fees	15,000
Registration and filing expenses	33,199
Printing expenses	675
Trustee fees and meeting expenses	14,142
Securities pricing fees	2,129
Other operating expenses	3,347

Total Expenses	178,195

Expenses reimbursed by advisor(note 2)	(170,935)
Advisory fees waived (note 2)	(2,563)

Net Expenses	4,697

Net Investment Loss	(2,680)

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(18,806)
Change in unrealized depreciation on investments	(18,935)

Realized and Unrealized Loss on Investments	(37,741)

Net Decrease in Net Assets Resulting from Operations	$(40,421)

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Statement of Changes in Net Assets

For the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008

Operations:
Net investment loss	$(2,680)
Net realized loss from investment transactions	(18,806)
Change in unrealized depreciation on investments	(18,935)

Net Decrease in Net Assets Resulting from Operations	(40,421)

Capital Share Transactions: (note 6)
No Load Shares
Shares sold	423,362
Shares repurchased	(616)
Investor Class Shares
Shares sold	-
Shares repurchased	-
Retail Class Shares
Shares sold	50,000
Shares repurchased	-

Increase from Capital Share Transactions	472,746

Net Increase in Net Assets	432,325

Net Assets:
Beginning of Period	100,000
End of Period	$532,325

Undistributed Net Investment Income	$-

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Financial Highlights

For a share outstanding during the period from July 6, 2007	No Load Class Shares		Investor Class Shares		Retail Class Shares
(Date of Initial Public Investment) to February 29, 2008

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00		$ 10.00

Loss from Investment Operations
Net investment loss	(0.04)		(0.07)		(0.05)
Net realized and unrealized loss on securities	(0.95)		(0.93)		(0.94)

Total from Investment Operations	(0.99)		(1.00)		(0.99)

Net Asset Value, End of Period	$ 9.01		$ 9.00		$ 9.01

Total return (a)	(9.90)	% (b)	(10.00)	% (b)	(9.90)	% (b)

Net Assets, End of Period (in thousands)	$ 449		$ 18		$ 65

Average Net Assets for the Period (in thousands)	$ 379		$ 20		$ 63

Ratios of:
Gross Expenses to Average Net Assets (c)	59.10	% (d)	59.25	% (d)	59.10	% (d)
Net Expenses to Average Net Assets (c)	1.55	% (d)	1.70	% (d)	1.55	% (d)
Net Investment Loss to Average Net Assets	(0.88)	% (d)	(1.03)	% (d)	(0.88)	% (d)

Portfolio turnover rate	59.98	% (b)	59.98	% (b)	59.98	% (b)

(a) Total return does not reflect sales charge, if any.
(b) Not Annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

(d) Annualized.
See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

NCM Capital Mid-Cap Growth Fund (the “Fund”) is a series fund. The Fund is part of the NCM Capital Investment Trust (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is classified as a “diversified” company as defined in the 1940 Act.

The Fund commenced operations July 6, 2007. The investment objective of the Fund is long-term capital appreciation by investing primarily in equity securities of medium-capitalization (“mid-cap”) U.S. companies. The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $1 billion to $12 billion.

The Fund has an unlimited number of authorized shares, which are divided into three classes – No Load Class Shares, Investor Class Shares and Retail Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions

The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Fund may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements

2.	Transactions with Affiliates

Adviser

The Fund pays a monthly advisory fee to NCM Capital Advisers, Inc. (the “Adviser”) based on the Fund’s average daily net assets at the annual rate of 0.85% of the first $250 million, 0.75% on the next $500 million and 0.65% on assets over $750 million.

The Adviser currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.55% of the average daily net assets of the Fund’s No Load Class Shares and Retail Class Shares and a maximum of 1.70% of the Investor Class Shares, exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses. There can be no assurances that the foregoing voluntary fee waivers or reimbursements will continue. The Fund may, at a later date, reimburse the Adviser for the management fees waived or limited, and/or other expenses assumed and paid by the Adviser pursuant to the Expense Limitation Agreement.

Expense Limitation Ratio	Advisory Fees Waived	Expenses Reimbursed
1.55% No Load Class 1.70% Investor Class 1.55% Retail Class	$2,563	$170,935

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the respective share class and calculated at the annual rates as shown in the schedule provided on the following page. The Administrator also receives a fee to procure and pay the custodian for the Fund, additional compensation for fund accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount). A breakdown of these fees is provided on the following page.

Certain Trustees and officers of the Trust are also officers of the Adviser or the Administrator.

Compliance Services

The Nottingham Compliance Services, LLC, a wholly owned affiliate of The Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust as required by Rule 38a-1 of the Securities and Exchange Commission. It receives compensation for this service at an annual rate of $7,750.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services based upon a fee of $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period from July 6, 2007 to February 29, 2008, there were no sales charges retained.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted distribution and service plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act applicable to the No Load Class Shares, Investor Class Shares and Retail Class Shares. The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the No Load Class or Retail Class Shares or 0.40% per annum of the average daily net assets of the Investor Class Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of No Load Class Shares, Investor Class Shares and Retail Class Shares in the Fund or support servicing of those classes’ shareholder accounts. For the period from July 6, 2007 (Date of Initial Public Investment) through February 29, 2008 the 12b-1 fee incurred for Load Class Shares, Investor Class Shares and Retail Class Shares were $618, $51 and $104, respectively.

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements

Administration Fees (a)			Fund Accounting Asset Based Fees
Average Net Assets Annual Rate		Fund Accounting Fees (monthly)(b)	Average Net Assets	Annual Rate	Blue Sky Administration Fees (annual)
First $50 Million Next $50 Million Next $50 Million Next $50 Million Over $200 Million	0.175% 0.150% 0.125% 0.100% 0.075%	$3,750	All Assets	0.01%	$150 per state per class

      (a)   Subject to a minimum fee of $2,000 per month.

       (b)   Subject to $2,250 for the first class, $750 for each additional class.

4.	Purchases and Sales of Investment Securities

For the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) are shown in the table below:

Purchases of Securities	Proceeds from Sales of Securities
$789,099	$258,951

There were no purchases or sales of long-term U.S. Government Obligations during the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008.

5.	Federal Income Tax

The tax components of capital shown in Table 1 represent: (1) distribution requirements the Fund must satisfy under the income tax regulations, and (2) unrealized appreciation or depreciation of investments for federal income tax purposes as of February 29, 2008.

Accumulated capital losses noted below represent net capital loss carryovers as of February 29, 2008 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. The Capital Loss Carry-forward for the period ended February 29, 2008 is $4,613 which will expire on February 29, 2016.

Other book to tax differences in the current year primarily consist of post-October loss deferrals.

Table 1
Undistributed
Ordinary Income	Accumulated Capital Losses	Other Book/Tax Differences	Net Tax De preciation
$ -	($ 4,613 )	($ 13,506 )	($ 19,622 )

As a result of the Fund’s operating net investment loss, the following reclassification, shown in Table 2, were made for the fiscal period ended February 29, 2008. This reclassification had no effect on the net assets or the net asset value of the Fund.

Table 2
Increase (Decrease) in
Paid-in Capital	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain on Investments
($2,680)	$2,680	$ -

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2008, are shown in Table 3. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Table 3
Federal Tax Cost	Aggregate Gross Unrealized
	Appreciation	Depreciation
$529,646	$24,528	($44,150)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may arise from differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carry-forwards. Certain permanent differences such as tax returns of capital and net investment losses, if any, would be classified against capital. There were no dividends or distributions of net investment income or net realized gains paid during the period from July 6, 2007 (Commencement of Operations) to February 29, 2008.

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements

Management has analyzed the Fund’s potential tax position for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

6.	Capital Share Transactions

Period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008	No Load Class Shares	Investor Class Shares	Retail Class Shares
Transactions in Capital Shares
Shares sold	43,878	-	5,263
Reinvested distributions	-	-	-
Shares repurchased	(64)	-	-
Net Increase in Capital Shares	43,814	-	5,263
Shares Outstanding, Beginning of Period	6,000	2,000	2,000
Shares Outstanding, End of Period	49,814	2,000	7,263

7.	Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value measurements and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 29, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for the fiscal period.

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of NCM Capital Investment Trust

and the Shareholders of NCM Capital Mid-Cap Growth Fund

We have audited the accompanying statement of assets and liabilities of NCM Capital Mid-Cap Growth Fund, a series of shares of beneficial interest of NCM Capital Investment Trust, including the schedule of investments, as of February 29, 2008, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from July 6, 2007 (date of initial public investment) to February 29, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NCM Capital Mid-Cap Growth Fund as of February 29, 2008, the results of its operations, the changes in its net assets and its financial highlights for the period from July 6, 2007 to February 29, 2008, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

April 25, 2008

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available, without charge, upon request, by calling the fund at 1-866-515-4626. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Additional Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $13,950 during the fiscal year ended February 29, 2008 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Genevia Gee Fulbright, 45, P.O. Box 13156 RTP , NC 27709-3156	Trustee	Since 4/2007	President and COO, Fulbright & Fulbright, CPA, PA, Durham, North Carolina since 2006, Vice-President 1992-2006	1	AICPA Foundation, M&F Bancorp, Inc. and Mechanics & Farmers Bank.
Samuel A. Young, 59, 3223 Pyrite Circle Atlanta, GA 30331	Trustee	Since 4/2007	President and CEO, Phoenix Educational Marketing, LLC, Atlanta Georgia 2005, Executive Vice President, Images USA, 2004-2005, Vice President, Stein Communications, 1995-2004	1	n/a
Theo H. Pitt, 71, 116 Candlewood Road Rocky Mount, NC 27804	Trustee	Since 4/2007	Senior Partner, Community Financial Institutions Consulting, Rocky Mount, North Carolina since 1997 and Account Administrator, Holden Management Group of Wachovia Securities (money management firm) since September 2003	1	Hillman Capital Management, Gardner Lewis Investment Trust, Tilson Investment Trust and New Providence Investment Trust

                                                                                                                                                                                                      (Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee *
Maceo K. Sloan**, 58, 2634 Durham-Chapel Hill Blvd Suite 206 Durham, NC 27707	Chairman, President, and Principal Executive Officer	Since 4/2007	Chairman and CEO, of the Adviser since 2003; Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. since 1991; Chairman, CEO and CIO, NCM Capital Management Group, Inc. since 1991	1	The College Retirement Equities Fund (“CREF”), TIAA-CREF Institutional Mutual Funds, SCANA Corporation, M&F Bancorp, Inc.
* Basis of Interestedness: Mr. Sloan is an Interested Trustee because he is a principal owner and officer of NCM Capital Advisers, Inc., the investment adviser of the Fund.
Victoria A. Treadwell**, 51, 2634 Durham-Chapel Hill Blvd Suite 206 Durham, NC 27707	Secretary	Since 4/2007	Chief Administrative Officer, NCM Capital, Durham, North Carolina since 1997	n/a	n/a
Michael L. Lawrence, 37, 2634 Durham-Chapel Hill Blvd Suite 206 Durham, NC 27707	Treasurer and Principal Financial Officer	Since 4/2007	Chief Financial Officer, Chief Operating Officer, NCM Capital, Durham, North Carolina since 2003, Accountant and Auditor, Deloitte & Touche, 1993-2003	n/a	M&F Bancorp, Inc., Self Help Credit Union
A. Vason Hamrick, 30	Assistant Secretary	Since 4/2007	Corporate Counsel, The Nottingham Company (Administrator to the Funds) since 2004	n/a	n/a
Jacob S. Brown, 28	Assistant Treasurer	Since 04/ 20 07

Financial Reporting Manager (since February 2007), previously, Senior Accountant (2005-2007) and Fund Accountant (2003-2005) of The Nottingham Company (administrator of the Funds); previously Intern, Sara Lee Corporation (food products and household goods).

				n/a	n/a
**Mr. Sloan and Ms. Treadwell are husband and wife.

NCM Capital Mid-Cap Growth Fund

is a series of the

NCM Capital Investment Trust

For Shareholder Service Inquiries:                                               For Investment Advisor Inquiries:

Documented:                                                                                       Documented:

NC Shareholder Services, LLC	NCM Capital Advisers, Inc.
116 South Franklin Street	2634 Durham-Chapel Hill Boulevard
Post Office Drawer 4365	Suite 206
Rocky Mount, North Carolina 27803	Durham, North Carolina 27707

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-866-515-4626

World Wide Web @:	World Wide Web @:

ncfunds.com                                                                                        ncmcapital.com

Item 2. CODE OF ETHICS.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments to any provision of such code of ethics during the period covered by this report.
(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from any provision of such code of ethics.
(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(1) below.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

On the date of the report, February 29, 2008, the registrant’s audit committee financial expert was Ms. Genevia Gee Fulbright. Ms. Fulbright is “independent” for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees – Audit fees billed for the registrant were $13,000 for the fiscal year ended February 29, 2008. These amounts represent aggregate fees billed by the registrant's independent accountant, Briggs, Bunting & Dougherty, LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings. The fiscal year ended February 29, 2008 was the initial fiscal year for the registrant.

(b)

Audit-Related Fees – There were no additional fees billed in the fiscal year ended February 29, 2008 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)

Tax Fees – The tax fees were $2,000 in the fiscal year ended February 29, 2008 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning. These services were for the completion of the fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

(d)

All Other Fees – The registrant was billed a fee of $2,000 in April, 2007 which was associated with the initial balance sheet audit and procedures by the Accountant of the seed capital used to capitalize the registrant’s inception. There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal year ended February 29, 2008.

(e)(1)

The registrant’s board of trustees pre-approved the engagement of the Accountant for the fiscal year ended February 29, 2008 at the registrant’s initial board of trustees meeting and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

There were no fees billed by the Accountant for services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3) Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NCM Capital Investment Trust

By: (Signature and Title)

/s/ Maceo K. Sloan

Maceo K. Sloan

President and Principal Executive Officer

Date: April 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Maceo K. Sloan

Maceo K. Sloan

President and Principal Executive Officer

NCM Capital Investment Trust

Date: April 30, 2008

By: (Signature and Title)

/s/ Michael L. Lawrence

Michael L. Lawrence

Treasurer and Principal Financial Officer

NCM Capital Investment Trust

Date: April 30, 2008